Annual Total Returns [BarChart] - Prospectus-Investor Class - Payden Emerging Markets Corporate Bond Fund - Investor Class	Feb. 28, 2021
Bar Chart Table:
Annual Return 2014	4.74%
Annual Return 2015	(0.86%)
Annual Return 2016	9.61%
Annual Return 2017	9.13%
Annual Return 2018	(3.32%)
Annual Return 2019	11.90%
Annual Return 2020	8.17%